[Flag Investors Logo]
                                      FLAG
                                   INVESTORS
                                     TOTAL
                                     RETURN
                                 U.S. TREASURY
                                      FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1996



                             [FLAG INVESTORS LOGO]

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Intermediate-Term Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

(bullet) The Fund's total return of 3.4% outperformed long-term Treasuries, which were up 1.6%, for the year ended October 31, 1996.

(bullet) When it looked like interest rates would begin to increase early in 1996, we moved the Fund's cash reserves from 21% to 32%. As long-term Treasury rates remained in the 7% range from May to September, we took this opportunity to invest these reserves, reducing them to 2.7% of assets.

(bullet) We  expect  U.S.  economic  growth  to  slow to a 1% pace in the fourth
         quarter and to remain  slow  into  mid-1997.   This slow  growth  would
         be the  catalyst  for declining rates and Federal Reserve easing.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1996. In this year of volatile interest rates, the Fund's Class A Shares recorded a total return of 3.4%. From its inception on August 10, 1988 through October 31, 1996, the Class A Shares posted a cumulative total return of 98.6%, which translates into an average annual total return of 8.7%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Review of Bond Market During Fiscal Year 1996

     Bond yields moved higher after hitting lows in December. The volatile behavior of rates, especially in early 1996, is shown in the graph below.

                              [Graph appears here]

                            30-Year Treasury Yields

                 DATE    YIELD   DATE    YIELD   DATE    YIELD
                  11/ 1   6.679   8/30    7.118   5/31    6.989
                                  8/23    6.955   5/24    6.834
                                  8/16    6.768   5/17    6.833
                                  8/ 9    6.690   5/10    6.928
                                  8/ 2    6.743   5/ 3    7.117

                  10/25   6.815   7/26    7.008   4/26    6.789
                  10/18   6.801   7/19    6.974   4/19    6.786
                  10/11   6.845   7/12    7.030   4/12    6.802
                  10/ 4   6.741   7/ 5    7.192   4/ 5    6.824

                  9/27    6.908   6/28    6.871   3/29    6.667
                  9/20    7.043   6/21    7.096   3/22    6.655
                  9/13    6.948   6/14    7.089   3/15    6.739
                  9/ 6    7.110   6/ 7    7.031   3/ 8    6.712
                                                  3/ 1    6.367
                  2/23    6.405   11/24   6.250
                  2/16    6.243   11/17   6.232
                  2/ 9    6.098   11/10   6.338
                  2/ 2    6.163   11/ 3   6.284

                  1/26    6.044   10/27   6.356
                  1/19    5.974
                  1/12    6.147
                  1/ 5    6.045

                  12/29   5.948
                  12/22   6.064
                  12/15   6.098
                  12/ 8   6.054
                  12/ 1   6.086

Source: Bloomberg Inc.




     As the first calendar quarter unfolded, economic growth seemed to pick up and a balanced budget deal appeared to wane. Both of these factors caused interest rates to rise. As we saw this begin to unfold, we moved the Fund's cash reserves from 21% to 32%. Long-term Treasury rates then remained in the 7% range from May to September. During this time of sustained higher rates, we invested the Fund's reserves, dropping them down to 2.7% of assets. We took this action because we thought high rates would slow the economy and be good for bond prices. Please see the table on page 2 for the review of maturity management.

--------------------------------------------------------------------------------

Maturity Management for Fiscal Year 1996

                               10/31/95           3/31/96         10/31/96
--------------------------------------------------------------------------------
  Portfolio Breakdown:
    2 years or less             21.1%             32.4%             2.7%
    3-10 years                  26.5%             --               25.7%
    10-20 years                 --                25.2%            24.2%
    20+ years                   52.4%             42.4%            47.4%
  Average Maturity              13.5 yrs.         12.8 yrs.        14.3 yrs.




     As the fiscal year ended, rates began to drop back toward 6.6%. Nervousness about the elections passed with the return of balancing political power. Since the election, long-term Treasury rates have declined slightly. The trend in rates now seems to be dominated again by the upcoming pace of the economy. A detailed review of our outlook follows this letter.

Performance Review

     Treasury interest rates as a whole rose for the fiscal year, and the longer the maturity, the poorer the total return (see table below).


Performance by Maturity
(October 31, 1995-October 31, 1996)

  Treasury Maturity        Capital Change        Income        Total Return
-----------------------------------------------------------------------------
 1-Year                          0.0%              5.5%             +5.5%
 5-Year                         -0.6%              5.8%             +5.2%
10-Year                         -2.2%              6.3%             +4.1%
30-Year                         -4.8%              6.4%             +1.6%

     With our active management, we moved roughly one-third of the Fund's assets into reserves as we saw the economy gaining momentum. This helped the Fund cut its capital exposure, allowing it to outperform long-term Treasuries, although it did underperform shorter maturity Treasuries. For example, long-term Treasuries had a total return of 1.6% for the fiscal year, while shorter maturities like the 10-year Treasury had a total return of 4.1%, compared to the Class A Shares' 3.4% total return.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,



/s/ R. Alan Medaugh
____________________
R. Alan Medaugh
President

November 18, 1996

ECONOMIC OUTLOOK FOR 1997
--------------------------------------------------------------------------------

Overview

     We expect U.S. economic growth to slow to a 1% pace in the fourth quarter and to remain slow into mid-1997. This would keep inflation low as capacity utilization falls and the labor market cools. Slow growth would also be the catalyst for declining rates and Federal Reserve easing. Near term, we expect Christmas sales will be adequate but not strong, since early price cutting is already evident. Please see our forecast table below.


ISI Forecast


                          96:1Q    96:2Q    96:3Q   96:4Q*  97:1Q*   97:2Q*   97:3Q*
------------------------------------------------------------------------------------
  Real GDP                2.0%     4.7%     2.2%     1.0%    1.0%     1.0%     3.5%
  GDP Deflator**          2.2%     1.8%     1.6%     2.0%    1.5%     1.5%     2.0%
  30-Year Bond Yields***  6.7%     6.9%     6.9%     6.3%    6.0%     5.7%     5.9%
  Fed Funds Rate***       5.2%     5.2%     5.2%     5.2%    5.0%     4.8%     4.8%

    *Estimated.
   **A more accurate cost of living barometer than the CPI.
  ***End of quarter.



Inflation

     Inflation has subsided around the industrial world. This means that "real" interest rates are high so there is room for "nominal" interest rates to fall (see chart below).

                          U.S. REAL GOVT. BOND YIELDS
                                   SEP 4.02%

                              [Graph appears here]

                              REAL GOV BOND YIELDS

                                   74:1     -2.12
                                   74:2     -2.54
                                   74:3     -2.41
                                   74:4     -2.06
                                   74:5     -2.57
                                   74:6     -2.76
                                   74:7     -3.28
                                   74:8     -2.29
                                   74:9     -3.35
                                   74:10    -3.47
                                   74:11    -4.21
                                   74:12    -4.19
                                   75:1     -3.87
                                   75:2     -3.50
                                   75:3     -2.47
                                   75:4     -1.83
                                   75:5     -1.04
                                   75:6     -1.14
                                   75:7     -1.36
                                   75:8     -0.12
                                   75:9      0.66
                                   75:10     0.70
                                   75:11     0.90
                                   75:12     1.10
                                   76:1      1.32
                                   76:2      1.76
                                   76:3      1.91
                                   76:4      2.01
                                   76:5      1.92
                                   76:6      2.05
                                   76:7      2.44
                                   76:8      2.19
                                   76:9      2.29
                                   76:10     2.24
                                   76:11     2.58
                                   76:12     2.26
                                   77:1      2.28
                                   77:2      1.56
                                   77:3      1.37
                                   77:4      0.78
                                   77:5      1.06
                                   77:6      0.94
                                   77:7      0.97
                                   77:8      1.05
                                   77:9      1.22
                                   77:10     1.38
                                   77:11     1.14
                                   77:12     1.26
                                   78:1      1.37
                                   78:2      2.01
                                   78:3      1.85
                                   78:4      1.84
                                   78:5      1.29
                                   78:6      1.06
                                   78:7      0.92
                                   78:8      0.61
                                   78:9     -0.01
                                   78:10    -0.26
                                   78:11    -0.12
                                   78:12    -0.11
                                   79:1     -0.31
                                   79:2     -0.84
                                   79:3     -1.22
                                   79:4     -1.41
                                   79:5     -1.51
                                   79:6     -2.16
                                   79:7     -2.52
                                   79:8     -2.86
                                   79:9     -2.71
                                   79:10    -2.22
                                   79:11    -2.29
                                   79:12    -3.13
                                   80:1     -3.27
                                   80:2     -2.03
                                   80:3     -2.25
                                   80:4     -3.19
                                   80:5     -4.07
                                   80:6     -4.46
                                   80:7     -2.91
                                   80:8     -1.89
                                   80:9     -1.43
                                   80:10    -1.04
                                   80:11    -0.26
                                   80:12     0.05
                                   81:1      0.35
                                   81:2      1.41
                                   81:3      2.08
                                   81:4      3.06
                                   81:5      3.81
                                   81:6      3.26
                                   81:7      2.81
                                   81:8      3.35
                                   81:9      3.70
                                   81:10     4.41
                                   81:11     3.77
                                   81:12     4.54
                                   82:1      5.96
                                   82:2      6.61
                                   82:3      6.65
                                   82:4      6.75
                                   82:5      6.33
                                   82:6      6.74
                                   82:7      6.99
                                   82:8      6 81
                                   82:9      7 13
                                   82:10     6.14
                                   82:11     6.06
                                   82:12     6.71
                                   83:1      6.92
                                   83:2      7.40
                                   83:3      7.04
                                   83:4      6.48
                                   83:5      7.09
                                   83:6      8.46
                                   83:7      9.04
                                   83:8      9.36
                                   83:9      8.87
                                   83:10     8.83
                                   83:11     8.59
                                   83:12     8.09
                                   84:1      7.46
                                   84:2      7.26
                                   84:3      7.49
                                   84:4      8.09
                                   84:5      9.09
                                   84:6      9.11
                                   84:7      8.90
                                   84:8      8.24
                                   84:9      8.01
                                   84:10     7.71
                                   84:11     7.41
                                   84:12     7.48
                                   85:1      7.92
                                   85:2      7.86
                                   85:3      8.02
                                   85:4      7.89
                                   85:5      7.48
                                   85:6      6.79
                                   85:7      7.04
                                   85:8      7.21
                                   85:9      7.36
                                   85:10     7.26
                                   85:11     6.55
                                   85:12     5.75
                                   86:1      5.43
                                   86:2      5.73
                                   86:3      5.81
                                   86:4      5.80
                                   86:5      5.84
                                   86:6      5.80
                                   86:7      5.60
                                   86:8      5.75
                                   86:9      5.86
                                   86:10     6.13
                                   86:11     6.24
                                   86:12     6.18
                                   87:1      5.93
                                   87:2      5.54
                                   87:3      4.62
                                   87:4      4.48
                                   87:5      5.02
                                   87:6      4.73
                                   87:7      4.62
                                   87:8      4.59
                                   87:9      5.23
                                   87:10     5.16
                                   87:11     4.33
                                   87:12     4.70
                                   88:1      4.70
                                   88:2      4.59
                                   88:3      4.80
                                   88:4      5.05
                                   88:5      5.25
                                   88:6      5.04
                                   88:7      5.01
                                   88:8      5.30
                                   88:9      4.88
                                   88:10     4.63
                                   88:11     4.78
                                   88:12     4.60
                                   89:1      4.45
                                   89:2      4.28
                                   89:3      4.28
                                   89:4      3.91
                                   89:5      3.56
                                   89:6      3.19
                                   89:7      3.02
                                   89:8      3.41
                                   89:9      3.72
                                   89:10     3.42
                                   89:11     3.33
                                   89:12     3.26
                                   90:1      3.07
                                   90:2      3.24
                                   90:3      3.41
                                   90:4      4.05
                                   90:5      4.37
                                   90:6      3.71
                                   90:7      3.69
                                   90:8      3.16
                                   90:9      2.86
                                   90:10     2.49
                                   90:11     2.27
                                   90:12     1.99
                                   91:1      2.63
                                   91:2      2.72
                                   91:3      3.39
                                   91:4      3.40
                                   91:5      3.24
                                   91:6      3.78
                                   91:7      4.09
                                   91:8      4.34
                                   91:9      4.56
                                   91:10     5.08
                                   91:11     4.86
                                   91:12     4.72
                                   92:1      4.91
                                   92:2      5.11
                                   92:3      4.78
                                   92:4      4.78
                                   92:5      4.87
                                   92:6      4.75
                                   92:7      4.44
                                   92:8      4.32
                                   92:9      4.35
                                   92:10     4.25
                                   92:11     4.49
                                   92:12     4.48
                                   93:1      4.16
                                   93:2      3.77
                                   93:3      3.73
                                   93:4      3.70
                                   93:5      3.70
                                   93:6      3.89
                                   93:7      3.79
                                   93:8      3.48
                                   93:9      3.24
                                   93:10     3.19
                                   93:11     3.54
                                   93:12     3.51
                                   94:1      3.77
                                   94:2      4.05
                                   94:3      4.40
                                   94:4      4.91
                                   94:5      5.12
                                   94:6      4.84
                                   94:7      4.81
                                   94:8      4.59
                                   94:9      4.75
                                   94:10     5.33
                                   94:11     5.41
                                   94:12     5.20
                                   95:1      4.98
                                   95:2      4.75
                                   95:3      4.59
                                   95:4      4.31
                                   95:5      3.83
                                   95:6      3.53
                                   95:7      3.96
                                   95:8      4.24
                                   95:9      4.01
                                   95:10     3.56
                                   95:11     3.66
                                   95:12     3.46
                                   96:1      3.33
                                   96:2      3.52
                                   96:3      3.76
                                   96:4      3.89
                                   96:5      3.97
                                   96:6      4.31
                                   96:7      4.08
                                   96:8      3.96
                                   96:9      4.03
                                   96:10     3.82
                                   96:11     NA
                                   96:12     NA

Source: ISI Inc.

     The major forces behind the decline of inflation are:

              (bullet) Global Competition

              (bullet) Technology

              (bullet) Demographics

     The opening up of world trade has meant new plants can be built in low-wage areas and the products can be exported to high-wage home markets. As a result, pressure on U.S. real wages and a drive for corporate efficiency have marked the last 10 years. The declining cost of technology has also been a factor in boosting capital spending and lowering the world inflation rate. Technology represents a growing section of the overall economy, so the percentage of the U.S. economy experiencing deflation has grown over the last 10 years. Finally, baby boomers have reached the age when they are beginning to save for retirement. This change from consumption to savings is an important shift in the economy.

Reduced Government Spending

     Growth in federal outlays has been declining since the mid-1980s. The past five years have seen an unusually low growth rate of 3.3% (see chart below).


FEDERAL OUTLAYS Y/Y %
5 Yr. Avg. 1996 3.3%

                              [Graph appears here]


                                 68:1    14.6
                                 69:1    14.6
                                 70:1    15.8
                                 71:1    13.8
                                 72:1    11.7
                                 73:1     7.3
                                 74:1     8.1
                                 75:1    11.4
                                 76:1    11.7
                                 77:1    11.7
                                 78:1    12.2
                                 79:1    12.4
                                 80:1    11.1
                                 81:1    12.4
                                 82:1    12.6
                                 83:1    12.0
                                 84:1    11.3
                                 85:1    10.2
                                 86:1     8.4
                                 87:1     6.6
                                 88:1     5.8
                                 89:1     6.2
                                 90:1     6.0
                                 91:1     6.0
                                 92:1     6.5
                                 93:1     6.0
                                 94:1     5.0
                                 95:1     4.0
                                 96:1     3.3

Source: ISI Inc.

ECONOMIC OUTLOOK FOR 1997 (CONCLUDED)


     The risk of a Presidential landslide vote that would have put Democrats back in control of Congress has passed, and the prospects of spending controls on entitlements without large tax cuts are back in place. The 3% level on outlays would bring the budget into balance by 2000 if we don't have a recession. The pressure on the capital markets from a large and rising government deficit has passed, so the growth in overall credit demand has moved down to a modest 5% pace. Because government spending is over 25% of the GDP, slow growth here holds down overall growth. Similar constraints on government spending in Europe places a "fiscal drag" there as well.

High Federal Funds Policy

     The Federal Reserve moved its key short-term rate up from 3% to 6% in 1993 and 1994. In 1995, the Fed trimmed this rate a bit to 5.25%. Inflation, as measured by the Consumption Price Deflator, has recently dipped below 2% but the Fed has maintained a 5.25% Fed Funds rate. This high rate policy has caused growth in two key areas of the economy to stall. Real construction spending and vehicle sales have both seen little growth since 1994. The policy emphasis on fighting inflation has encouraged long-term rates to fall recently. The flattening of the yield curve implies weak economic growth because of no monetary stimulus. In part, the modest 125 basis point (1.25%) yield gap between the Fed Funds rate and long-term Treasury bonds indicates only 1% real economic growth lies ahead. It has also caused investors to build up their short maturity investments, with individual investors currently building a $1.5 trillion money mountain. If slow economic growth allowed the Fed to cut money market rates there might well be a great deal of investment activity in longer maturity notes and bonds (see the Money Mountain #2 graph below).

                         SMALL CDS + MONEY MARKET FUNDS
                                 Oct 28 $1457.8

                              [Graph appears here]


                                MONEY MOUNTAIN

                            07 JAN 85       1,060.8
                            14 JAN 85       1,061.3
                            21 JAN 85       1,061.2
                            28 JAN 85       1,060.5
                            04 FEB 85       1,059.2
                            11 FEB 85       1,058.7
                            18 FEB 85       1,059.2
                            25 FEB 85       1,058.2
                            04 MAR 85       1,057.9
                            11 MAR 85       1,058.1
                            18 MAR 85       1,058.4
                            25 MAR 85       1,060.0
                            01 APR 85       1,061.9
                            08 APR 85       1,060.9
                            15 APR 85       1,059.7
                            22 APR 85       1,062.2
                            29 APR 85       1,062.3
                            06 MAY 85       1,062.4
                            13 MAY 85       1,063.0
                            20 MAY 85       1,064.0
                            27 MAY 85       1,064.2
                            03 JUN 85       1,065.3
                            10 JUN 85       1,066.1
                            17 JUN 85       1,067.1
                            24 JUN 85       1,069.4
                            01 JUL 85       1,069.8
                            08 JUL 85       1,067.6
                            15 JUL 85       1,066.8
                            22 JUL 85       1,065.2
                            29 JUL 85       1,064.1
                            05 AUG 85       1,063.5
                            12 AUG 85       1,063.8
                            19 AUG 85       1,063.0
                            26 AUG 85       1,061.9
                            02 SEP 85       1,062.2
                            09 SEP 85       1,061.2
                            16 SEP 85       1,061.1
                            23 SEP 85       1,061.2
                            30 SEP 85       1,062.6
                            07 OCT 85       1,062.3
                            14 OCT 85       1,061.7
                            21 OCT 85       1,061.0
                            28 OCT 85       1,060.1
                            04 NOV 85       1,059.6
                            11 NOV 85       1,059.9
                            18 NOV 85       1,059.7
                            25 NOV 85       1,060.5
                            02 DEC 85       1,061.7
                            09 DEC 85       1,062.8
                            16 DEC 85       1,063.0
                            23 DEC 85       1,064.4
                            30 DEC 85       1,064.7
                            06 JAN 86       1,066.9
                            13 JAN 86       1,068.0
                            20 JAN 86       1,069.1
                            27 JAN 86       1,071.4
                            03 FEB 86       1,071.8
                            10 FEB 86       1,072.3
                            17 FEB 86       1,073.3
                            24 FEB 86       1,073.1
                            03 MAR 86       1,074.9
                            10 MAR 86       1,077.4
                            17 MAR 86       1,079.8
                            24 MAR 86       1,081.9
                            31 MAR 86       1,086.0
                            07 APR 86       1,085.8
                            14 APR 86       1,087.7
                            21 APR 86       1,087.8
                            28 APR 86       1,088.0
                            05 MAY 86       1,087.7
                            12 MAY 86       1,088.8
                            19 MAY 86       1,088.5
                            26 MAY 86       1,088.3
                            02 JUN 86       1,087.3
                            09 JUN 86       1,086.4
                            16 JUN 86       1,086.9
                            23 JUN 86       1,088.4
                            30 JUN 86       1,087.7
                            07 JUL 86       1,087.9
                            14 JUL 86       1,087.5
                            21 JUL 86       1,087.9
                            28 JUL 86       1,087.6
                            04 AUG 86       1,087.5
                            11 AUG 86       1,087.7
                            18 AUG 86       1,085.2
                            25 AUG 86       1,083.7
                            01 SEP 86       1,083.1
                            08 SEP 86       1,082.6
                            15 SEP 86       1,082.7
                            22 SEP 86       1,084.9
                            29 SEP 86       1,086.1
                            06 OCT 86       1,085.0
                            13 OCT 86       1,083.0
                            20 OCT 86       1,080.6
                            27 OCT 86       1,079.0
                            03 NOV 86       1,076.9
                            10 NOV 86       1,073.4
                            17 NOV 86       1,072.3
                            24 NOV 86       1,071.8
                            01 DEC 86       1,070.0
                            08 DEC 86       1,068.6
                            15 DEC 86       1,069.0
                            22 DEC 86       1,070.2
                            29 DEC 86       1,069.9
                            05 JAN 87       1,071.8
                            12 JAN 87       1,070.7
                            19 JAN 87       1,067.7
                            26 JAN 87       1,066.4
                            02 FEB 87       1,064.8
                            09 FEB 87       1,064.7
                            16 FEB 87       1,065.2
                            23 FEB 87       1,063.3
                            02 MAR 87       1,062.6
                            09 MAR 87       1,062.4
                            16 MAR 87       1,061.9
                            23 MAR 87       1,060.7
                            30 MAR 87       1,060.8
                            06 APR 87       1,059.0
                            13 APR 87       1,058.1
                            20 APR 87       1,058.7
                            27 APR 87       1,058.4
                            04 MAY 87       1,058.9
                            11 MAY 87       1,058.4
                            18 MAY 87       1,058.3
                            25 MAY 87       1,060.7
                            01 JUN 87       1,063.5
                            08 JUN 87       1,067.2
                            15 JUN 87       1,067.4
                            22 JUN 87       1,068.6
                            29 JUN 87       1,070.1
                            06 JUL 87       1,073.9
                            13 JUL 87       1,075.8
                            20 JUL 87       1,076.9
                            27 JUL 87       1,079.3
                            03 AUG 87       1,082.3
                            10 AUG 87       1,085.5
                            17 AUG 87       1,087.5
                            24 AUG 87       1,089.2
                            31 AUG 87       1,090.7
                            07 SEP 87       1,094.4
                            14 SEP 87       1,097.7
                            21 SEP 87       1,099.9
                            28 SEP 87       1,100.9
                            05 OCT 87       1,103.8
                            12 OCT 87       1,107.2
                            19 OCT 87       1,110.6
                            26 OCT 87       1,119.3
                            02 NOV 87       1,123.2
                            09 NOV 87       1,128.0
                            16 NOV 87       1,132.2
                            23 NOV 87       1,135.3
                            30 NOV 87       1,137.1
                            07 DEC 87       1,141.4
                            14 DEC 87       1,145.4
                            21 DEC 87       1,149.2
                            28 DEC 87       1,150.6
                            04 JAN 88       1,152.7
                            11 JAN 88       1,157.0
                            18 JAN 88       1,162.6
                            25 JAN 88       1,167.4
                            01 FEB 88       1,174.1
                            08 FEB 88       1,177.7
                            15 FEB 88       1,182.6
                            22 FEB 88       1,185.8
                            29 FEB 88       1,188.5
                            07 MAR 88       1,191.6
                            14 MAR 88       1,194.1
                            21 MAR 88       1,197.4
                            28 MAR 88       1,199.6
                            04 APR 88       1,202.0
                            11 APR 88       1,204.9
                            18 APR 88       1,206.1
                            25 APR 88       1,207.9
                            02 MAY 88       1,209.1
                            09 MAY 88       1,210.6
                            16 MAY 88       1,212.5
                            23 MAY 88       1,214.4
                            30 MAY 88       1,215.4
                            06 JUN 88       1,214.5
                            13 JUN 88       1,214.0
                            20 JUN 88       1,215.0
                            27 JUN 88       1,217.6
                            04 JUL 88       1,218.6
                            11 JUL 88       1,221.0
                            18 JUL 88       1,222.9
                            25 JUL 88       1,224.2
                            01 AUG 88       1,226.3
                            08 AUG 88       1,227.2
                            15 AUG 88       1,229.8
                            22 AUG 88       1,233.5
                            29 AUG 88       1,235.3
                            05 SEP 88       1,238.1
                            12 SEP 88       1,240.9
                            19 SEP 88       1,244.3
                            26 SEP 88       1,247.2
                            03 OCT 88       1,252.0
                            10 OCT 88       1,254.7
                            17 OCT 88       1,257.6
                            24 OCT 88       1,260.6
                            31 OCT 88       1,262.8
                            07 NOV 88       1,267.2
                            14 NOV 88       1,270.8
                            21 NOV 88       1,275.0
                            28 NOV 88       1,277.5
                            05 DEC 88       1,279.0
                            12 DEC 88       1,281.7
                            19 DEC 88       1,284.5
                            26 DEC 88       1,286.9
                            02 JAN 89       1,291.1
                            09 JAN 89       1,293.7
                            16 JAN 89       1,298.0
                            23 JAN 89       1,301.2
                            30 JAN 89       1,304.9
                            06 FEB 89       1,307.5
                            13 FEB 89       1,310.8
                            20 FEB 89       1,315.8
                            27 FEB 89       1,318.2
                            06 MAR 89       1,324.2
                            13 MAR 89       1,328.0
                            20 MAR 89       1,332.4
                            27 MAR 89       1,337.4
                            03 APR 89       1,343.3
                            10 APR 89       1,349.1
                            17 APR 89       1,354.4
                            24 APR 89       1,360.0
                            01 MAY 89       1,365.2
                            08 MAY 89       1,371.0
                            15 MAY 89       1,378.0
                            22 MAY 89       1,384.9
                            29 MAY 89       1,388.0
                            05 JUN 89       1,392.8
                            12 JUN 89       1,398.1
                            19 JUN 89       1,403.0
                            26 JUN 89       1,407.3
                            03 JUL 89       1,411.5
                            10 JUL 89       1,417.2
                            17 JUL 89       1,419.9
                            24 JUL 89       1,422.8
                            31 JUL 89       1,426.0
                            07 AUG 89       1,431.2
                            14 AUG 89       1,434.7
                            21 AUG 89       1,438.4
                            28 AUG 89       1,441.1
                            04 SEP 89       1,443.6
                            11 SEP 89       1,445.4
                            18 SEP 89       1,448.3
                            25 SEP 89       1,451.2
                            02 OCT 89       1,454.5
                            09 OCT 89       1,455.7
                            16 OCT 89       1,456.7
                            23 OCT 89       1,461.2
                            30 OCT 89       1,462.9
                            06 NOV 89       1,465.7
                            13 NOV 89       1,468.6
                            20 NOV 89       1,468.6
                            27 NOV 89       1,470.2
                            04 DEC 89       1,472.9
                            11 DEC 89       1,474.2
                            18 DEC 89       1,475.3
                            25 DEC 89       1,478.1
                            01 JAN 90       1,479.3
                            08 JAN 90       1,480.7
                            15 JAN 90       1,479.8
                            22 JAN 90       1,478.8
                            29 JAN 90       1,480.8
                            05 FEB 90       1,483.3
                            12 FEB 90       1,484.6
                            19 FEB 90       1,485.0
                            26 FEB 90       1,487.0
                            05 MAR 90       1,485.9
                            12 MAR 90       1,488.1
                            19 MAR 90       1,489.0
                            26 MAR 90       1,491.1
                            02 APR 90       1,493.1
                            09 APR 90       1,493.6
                            16 APR 90       1,492.6
                            23 APR 90       1,494.6
                            30 APR 90       1,496.4
                            07 MAY 90       1,496.4
                            14 MAY 90       1,496.2
                            21 MAY 90       1,492.8
                            28 MAY 90       1,493.1
                            04 JUN 90       1,496.1
                            11 JUN 90       1,496.4
                            18 JUN 90       1,501.5
                            25 JUN 90       1,501.7
                            02 JUL 90       1,503.9
                            09 JUL 90       1,504.0
                            16 JUL 90       1,505.2
                            23 JUL 90       1,506.2
                            30 JUL 90       1,509.0
                            06 AUG 90       1,510.3
                            13 AUG 90       1,514.6
                            20 AUG 90       1,514.3
                            27 AUG 90       1,518.0
                            03 SEP 90       1,520.0
                            10 SEP 90       1,520.4
                            17 SEP 90       1,520.8
                            24 SEP 90       1,521.8
                            01 OCT 90       1,524.7
                            08 OCT 90       1,526.4
                            15 OCT 90       1,526.1
                            22 OCT 90       1,526.9
                            29 OCT 90       1,527.0
                            05 NOV 90       1,526.4
                            12 NOV 90       1,527.6
                            19 NOV 90       1,526.7
                            26 NOV 90       1,528.3
                            03 DEC 90       1,530.2
                            10 DEC 90       1,530.8
                            17 DEC 90       1,531.2
                            24 DEC 90       1,533.5
                            31 DEC 90       1,536.3
                            07 JAN 91       1,538.1
                            14 JAN 91       1,541.1
                            21 JAN 91       1,543.6
                            28 JAN 91       1,545.4
                            04 FEB 91       1,546.0
                            11 FEB 91       1,546.7
                            18 FEB 91       1,545.1
                            25 FEB 91       1,548.0
                            04 MAR 91       1,548.0
                            11 MAR 91       1,546.6
                            18 MAR 91       1,546.6
                            25 MAR 91       1,546.8
                            01 APR 91       1,544.5
                            08 APR 91       1,544.1
                            15 APR 91       1,541.3
                            22 APR 91       1,540.1
                            29 APR 91       1,536.8
                            06 MAY 91       1,534.6
                            13 MAY 91       1,533.3
                            20 MAY 91       1,530.2
                            27 MAY 91       1,527.4
                            03 JUN 91       1,524.8
                            10 JUN 91       1,521.5
                            17 JUN 91       1,520.1
                            24 JUN 91       1,518.4
                            01 JUL 91       1,517.4
                            08 JUL 91       1,514.5
                            15 JUL 91       1,511.5
                            22 JUL 91       1,508.8
                            29 JUL 91       1,504.1
                            05 AUG 91       1,499.7
                            12 AUG 91       1,498.4
                            19 AUG 91       1,495.4
                            26 AUG 91       1,494.5
                            02 SEP 91       1,491.5
                            09 SEP 91       1,489.0
                            16 SEP 91       1,487.0
                            23 SEP 91       1,483.9
                            30 SEP 91       1,479.4
                            07 OCT 91       1,475.7
                            14 OCT 91       1,473.7
                            21 OCT 91       1,470.9
                            28 OCT 91       1,466.3
                            04 NOV 91       1,460.7
                            11 NOV 91       1,460.3
                            18 NOV 91       1,456.1
                            25 NOV 91       1,454.1
                            02 DEC 91       1,450.1
                            09 DEC 91       1,446.8
                            16 DEC 91       1,446.5
                            23 DEC 91       1,438.9
                            30 DEC 91       1,433.5
                            06 JAN 92       1,426.8
                            13 JAN 92       1,419.8
                            20 JAN 92       1,415.4
                            27 JAN 92       1,413.1
                            03 FEB 92       1,408.4
                            10 FEB 92       1,402.8
                            17 FEB 92       1,398.3
                            24 FEB 92       1,395.1
                            02 MAR 92       1,391.3
                            09 MAR 92       1,383.2
                            16 MAR 92       1,376.8
                            23 MAR 92       1,372.0
                            30 MAR 92       1,365.8
                            06 APR 92       1,359.6
                            13 APR 92       1,356.0
                            20 APR 92       1,351.4
                            27 APR 92       1,346.3
                            04 MAY 92       1,342.7
                            11 MAY 92       1,338.3
                            18 MAY 92       1,332.8
                            25 MAY 92       1,329.1
                            01 JUN 92       1,327.3
                            08 JUN 92       1,324.2
                            15 JUN 92       1,320.3
                            22 JUN 92       1,317.5
                            29 JUN 92       1,313.5
                            06 JUL 92       1,308.7
                            13 JUL 92       1,305.8
                            20 JUL 92       1,300.8
                            27 JUL 92       1,297.1
                            03 AUG 92       1,293.7
                            10 AUG 92       1,288.5
                            17 AUG 92       1,286.6
                            24 AUG 92       1,284.2
                            31 AUG 92       1,283.5
                            07 SEP 92       1,277.6
                            14 SEP 92       1,274.1
                            21 SEP 92       1,268.1
                            28 SEP 92       1,265.1
                            05 OCT 92       1,258.9
                            12 OCT 92       1,261.3
                            19 OCT 92       1,258.8
                            26 OCT 92       1,254.9
                            02 NOV 92       1,252.2
                            09 NOV 92       1,245.5
                            16 NOV 92       1,240.4
                            23 NOV 92       1,236.9
                            30 NOV 92       1,236.3
                            07 DEC 92       1,233.2
                            14 DEC 92       1,228.5
                            21 DEC 92       1,226.5
                            28 DEC 92       1,223.0
                            04 JAN 93       1,222.0
                            11 JAN 93       1,220.8
                            18 JAN 93       1,217.9
                            25 JAN 93       1,214.3
                            01 FEB 93       1,210.9
                            08 FEB 93       1,208.4
                            15 FEB 93       1,206.2
                            22 FEB 93       1,206.8
                            01 MAR 93       1,205.1
                            08 MAR 93       1,204.1
                            15 MAR 93       1,201.5
                            22 MAR 93       1,199.5
                            29 MAR 93       1,197.4
                            05 APR 93       1,192.8
                            12 APR 93       1,193.2
                            19 APR 93       1,190.9
                            26 APR 93       1,189.4
                            03 MAY 93       1,189.2
                            10 MAY 93       1,187.8
                            17 MAY 93       1,185.0
                            24 MAY 93       1,186.0
                            31 MAY 93       1,184.4
                            07 JUN 93       1,182.8
                            14 JUN 93       1,180.7
                            21 JUN 93       1,177.5
                            28 JUN 93       1,173.1
                            05 JUL 93       1,170.0
                            12 JUL 93       1,168.8
                            19 JUL 93       1,168.4
                            26 JUL 93       1,165.8
                            02 AUG 93       1,165.0
                            09 AUG 93       1,161.4
                            16 AUG 93       1,159.6
                            23 AUG 93       1,160.0
                            30 AUG 93       1,157.0
                            06 SEP 93       1,155.5
                            13 SEP 93       1,157.3
                            20 SEP 93       1,154.8
                            27 SEP 93       1,155.1
                            04 OCT 93       1,153.0
                            11 OCT 93       1,152.3
                            18 OCT 93       1,149.5
                            25 OCT 93       1,149.2
                            01 NOV 93       1,150.0
                            08 NOV 93       1,148.4
                            15 NOV 93       1,148.4
                            22 NOV 93       1,151.5
                            29 NOV 93       1,148.8
                            06 DEC 93       1,147.9
                            13 DEC 93       1,148.4
                            20 DEC 93       1,146.5
                            27 DEC 93       1,144.9
                            03 JAN 94       1,144.8
                            10 JAN 94       1,145.2
                            17 JAN 94       1,144.2
                            24 JAN 94       1,141.4
                            31 JAN 94       1,139.1
                            07 FEB 94       1,138.0
                            14 FEB 94       1,137.8
                            21 FEB 94       1,136.6
                            28 FEB 94       1,136.2
                            07 MAR 94       1,136.6
                            14 MAR 94       1,137.4
                            21 MAR 94       1,137.5
                            28 MAR 94       1,135.1
                            04 APR 94       1,135.0
                            11 APR 94       1,142.4
                            18 APR 94       1,142.7
                            25 APR 94       1,144.5
                            02 MAY 94       1,145.1
                            09 MAY 94       1,145.2
                            16 MAY 94       1,145.9
                            23 MAY 94       1,147.0
                            30 MAY 94       1,142.7
                            06 JUN 94       1,142.0
                            13 JUN 94       1,142.8
                            20 JUN 94       1,141.1
                            27 JUN 94       1,142.6
                            04 JUL 94       1,144.9
                            11 JUL 94       1,148.8
                            18 JUL 94       1,150.8
                            25 JUL 94       1,151.9
                            01 AUG 94       1,153.5
                            08 AUG 94       1,155.5
                            15 AUG 94       1,157.1
                            22 AUG 94       1,159.2
                            29 AUG 94       1,156.3
                            05 SEP 94       1,157.5
                            12 SEP 94       1,163.3
                            19 SEP 94       1,166.1
                            26 SEP 94       1,168.0
                            03 OCT 94       1,170.8
                            10 OCT 94       1,175.7
                            17 OCT 94       1,178.5
                            24 OCT 94       1,180.9
                            31 OCT 94       1,184.6
                            07 NOV 94       1,188.1
                            14 NOV 94       1,192.9
                            21 NOV 94       1,197.2
                            28 NOV 94       1,199.3
                            05 DEC 94       1,204.1
                            12 DEC 94       1,209.4
                            19 DEC 94       1,211.8
                            26 DEC 94       1,215.0
                            02 JAN 95       1,218.2
                            09 JAN 95       1,223.5
                            16 JAN 95       1,230.0
                            23 JAN 95       1,235.1
                            30 JAN 95       1,239.5
                            06 FEB 95       1,242.8
                            13 FEB 95       1,248.7
                            20 FEB 95       1,252.4
                            27 FEB 95       1,260.1
                            06 MAR 95       1,262.0
                            13 MAR 95       1,271.7
                            20 MAR 95       1,274.9
                            27 MAR 95       1,279.7
                            03 APR 95       1,283.5
                            10 APR 95       1,290.6
                            17 APR 95       1,294.1
                            24 APR 95       1,298.6
                            01 MAY 95       1,301.7
                            08 MAY 95       1,307.5
                            15 MAY 95       1,311.8
                            22 MAY 95       1,320.4
                            29 MAY 95       1,323.7
                            05 JUN 95       1,330.4
                            12 JUN 95       1,338.7
                            19 JUN 95       1,342.4
                            26 JUN 95       1,345.0
                            03 JUL 95       1,350.1
                            10 JUL 95       1,354.4
                            17 JUL 95       1,358.4
                            24 JUL 95       1,364.3
                            31 JUL 95       1,366.3
                            07 AUG 95       1,371.3
                            14 AUG 95       1,373.8
                            21 AUG 95       1,377.5
                            28 AUG 95       1,379.0
                            04 SEP 95       1,384.0
                            11 SEP 95       1,385.5
                            18 SEP 95       1,386.7
                            25 SEP 95       1,386.3
                            02 OCT 95       1,389.0
                            09 OCT 95       1,392.1
                            16 OCT 95       1,393.2
                            23 OCT 95       1,395.3
                            30 OCT 95       1,397.1
                            06 NOV 95       1,399.5
                            13 NOV 95       1,403.1
                            20 NOV 95       1,403.9
                            27 NOV 95       1,406.5
                            04 DEC 95       1,407.3
                            11 DEC 95       1,409.2
                            18 DEC 95       1,411.6
                            25 DEC 95       1,412.9
                            01 JAN 96       1,412.3
                            08 JAN 96       1,401.4
                            15 JAN 96       1,408.6
                            22 JAN 96       1,404.0
                            29 JAN 96       1,403.4
                            05 FEB 96       1,400.6
                            12 FEB 96       1,405.2
                            19 FEB 96       1,407.8
                            26 FEB 96       1,415.9
                            04 MAR 96       1,414.6
                            11 MAR 96       1,414.2
                            18 MAR 96       1,416.4
                            25 MAR 96       1,414.6
                            01 APR 96       1,414.3
                            08 APR 96       1,414.3
                            15 APR 96       1,416.8
                            22 APR 96       1,417.9
                            29 APR 96       1,413.1
                            06 MAY 96       1,413.6
                            13 MAY 96       1,420.1
                            20 MAY 96       1,415.0
                            27 MAY 96       1,412.9
                            03 JUN 96       1,419.8
                            10 JUN 96       1,423.0
                            17 JUN 96       1,426.4
                            24 JUN 96       1,425.6
                            01 JUL 96       1,424.4
                            08 JUL 96       1,429.7
                            15 JUL 96       1,429.4
                            22 JUL 96       1,434.1
                            29 JUL 96       1,434.2
                            05 AUG 96       1,424.4
                            12 AUG 96       1,428.2
                            19 AUG 96       1,431.9
                            26 AUG 96       1,433.8
                            02 SEP 96       1,435.5
                            09 SEP 96       1,440.2
                            16 SEP 96       1,443.8
                            23 SEP 96       1,441.6
                            30 SEP 96       1,441.8
                            07 OCT 96       1,445.2
                            14 OCT 96       1,450.2
                            21 OCT 96       1,452.7
                            28 OCT 96       1,457.7
                            04 NOV 96       1,458.7

Source: ISI Inc.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on August 10, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Class A Shares. No graph is given for the Fund's Class B Shares since the class commenced operations less than six months ago. Depending on the duration of the investment, Class B Share performance may be more or less than Class A Share performance due to the different sales charges and 12b-1/service fees.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total returns, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 2.00% maximum contingent deferred sales charge for the Fund's Class B Shares. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Class A Shares*
August 10, 1988-October 31, 1996

                              [Graph appears here]

         Flag Investors     Lehman Brothers                  Lehman Brothers
        ISI Total Return     Intermediate   Lehman Brothers      Long-Term
       U.S. Treasury Fund   Treasury Index   Treasury Index    Treasury Index

 8/88        9,550             10,000           10,000            10,000
10/88        9,846             10,313           10,407            10,685
10/89       11,015             11,388           11,676            12,493
10/90       11,713             12,266           12,345            12,592
10/91       12,948             13,889           14,140            14,876
10/92       14,109             15,268           15,608            16,593
10/93       16,555             16,685           17,659            20,526
10/94       15,526             16,400           16,871            18,143
10/95       18,334             18,329           19,464            23,016
10/96       18,965             19,359           20,449            23,810


Average Annual Total Return*

  Periods Ended 9/30/96     1 Year         5 Years     Since Inception**
--------------------------------------------------------------------------------
  Class A Shares            -2.10%          6.40%            7.78%
  Class B Shares               --             --            -0.78%***

  *These figures  assume  the  reinvestment  of  dividends  and   capital  gains
   distributions. The Lehman Brothers indices listed above are unmanaged. The Intermediate Index and the Long-Term Index reflect the performance of U.S. Treasury securities in their respective sectors. The Treasury Index is more of a general index in that it reflects the performance of all public obligations and does not focus on any one particular segment. Management is not aware of any single index that is truly representative of the Fund since the active maturity management policy allows the manager to adjust its weighted average maturity throughout each U.S. Treasury sector. Currently, the Fund's weighted average maturity is approximately 14.3 years. Past performance is not an indicator of future results.
 **Inception dates: Class A Shares 8/10/88; Class B Shares 6/20/96.
***Aggregate.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Statement of Net Assets                                         October 31, 1996

                                                        Par         Value
    Interest Rate                Maturity Date         (000)      (Note 1)
--------------------------------------------------------------------------------
 U.S. TREASURY BONDS - 76.7%
           10.000%                  5/15/10          $14,000       $ 17,250,632
           12.000%                  8/15/13           20,500         29,548,823
           11.750%                 11/15/14           36,000         52,166,268
            7.500%                 11/15/16           47,000         51,002,332
            9.000%                 11/15/18           69,750         87,765,099
            8.875%                  2/15/19           10,000         12,448,440
            8.750%                  8/15/20            7,000          8,648,283
                                                                  -------------

   Total U.S. Treasury Bonds
            (Cost $268,955,232)                                     258,829,877
                                                                  -------------

 U.S. TREASURY NOTES - 6.0%
            6.375%                  9/30/01           20,000         20,243,760
                                                                  -------------

   Total U.S. Treasury Notes
            (Cost $20,193,564)                                       20,243,760
                                                                  -------------
 ZERO COUPON U.S. TREASURY BONDS (S.T.R.I.P.S.) - 14.6%
            5.770%*                11/15/98           55,200         49,167,358
                                                                  -------------
   Total U.S. Treasury S.T.R.I.P.S.
            (Cost $49,141,770)                                       49,167,358
                                                                  -------------

 REPURCHASE AGREEMENTS - 1.2%
   Goldman Sachs & Co., 5.45%
      Dated  10/31/96,  to be  repurchased
        on 11/1/96,  collateralized
        by U.S. Treasury Bonds with a market
        value of $4,035,255.
            (Cost $3,955,000)                          3,955          3,955,000
                                                                  -------------

Total Investments in Securities - 98.5%
   (Cost $342,245,566)**                                            332,195,995
                                                                  -------------
Other Assets in Excess of Liabilities, Net  - 1.5%                    5,204,312
                                                                  -------------

Net Assets - 100.0%                                                $337,400,307
                                                                  =============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

                                                                         Value
                                                                        (Note 1)
--------------------------------------------------------------------------------
   Net Asset Value and Redemption Price Per:
      Flag Investors Class A Share
        ($143,791,212 / 14,628,079 shares outstanding)                  $ 9.83
                                                                        ======
      Flag Investors Class B Share
        ($123,086 / 12,494 shares outstanding)                          $ 9.85
                                                                        ======
      ISI Class Share
        ($193,486,009 / 19,676,205 shares outstanding)                  $ 9.83
                                                                        ======
   Maximum Offering Price Per:
      Flag Investors Class A Share
        ($9.83 / .955)                                                  $10.29
                                                                        ======
      Flag Investors Class B Share                                      $ 9.85
                                                                        ======
      ISI Class Share
        ($9.83 / .9555)                                                 $10.29
                                                                        ======
-----------------
 *Yield as of October 31, 1996.
**Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------


Statement of Operations

                                                              For the Year Ended
                                                                  October 31,
                                                                     1996
Investment Income (Note 1):
   Interest                                                         $22,809,288

Expenses:
   Investment advisory fee (Note 2)                                     953,088
   Distribution fee (Note 2)                                            878,283
   Administration fee (Note 2)                                          419,655
   Transfer agent fee (Note 2)                                          230,210
   Accounting fee (Note 2)                                               92,694
   Printing and postage                                                  69,069
   Legal                                                                 41,257
   Custodian fee                                                         37,605
   Registration fees                                                     35,190
   Audit                                                                 27,065
   Miscellaneous                                                         25,790
   Directors' fees                                                       23,577
   Insurance                                                             11,763
                                                                    -----------
            Total expenses                                            2,845,246
                                                                    -----------
Net investment income                                                19,964,042
                                                                    -----------
Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                       3,072,425
   Change in unrealized appreciation or depreciation of investments (11,517,095)
                                                                    -----------
   Net loss on investments                                           (8,444,670)
                                                                    -----------
Net increase in net assets resulting from operations                $11,519,372
                                                                    ===========

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                        For the Year Ended October 31,
--------------------------------------------------------------------------------------
                                                             1996            1995
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                 $ 19,964,042    $ 21,682,495
   Net gain from security transactions                      3,072,425       2,796,088
   Change in unrealized appreciation or
     depreciation on investments                          (11,517,095)     36,191,069
                                                         ------------    ------------
   Net increase in net assets
     resulting from operations                             11,519,372      60,669,652
                                                         ------------    ------------
Dividends to Shareholders from:
   Net investment income:
       Flag Investors Class A Shares                       (8,687,010)     (9,785,285)
       Flag Investors Class B Shares                             (664)             --
       ISI Class Shares                                   (11,276,368)    (11,897,210)
   Distributions in excess of net investment income:
       Flag Investors Class A Shares                         (561,610)             --
       Flag Investors Class B Shares                               (8)             --
       ISI Class Shares                                      (723,712)             --
   Net realized short-term gains:
       Flag Investors Class A Shares                       (1,451,089)     (1,162,209)
       Flag Investors Class B Shares                              (21)             --
       ISI Class Shares                                    (1,869,945)     (1,385,249)
                                                         ------------    ------------
       Total distributions                                (24,570,427)    (24,229,953)
                                                         ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                            29,511,549      31,613,586
   Value of shares issued in
     reinvestment of dividends                             14,241,221      15,133,836
   Cost of shares repurchased                             (64,122,099)    (87,824,419)
                                                         ------------    ------------
   Decrease in net assets derived
     from capital share transactions                      (20,369,329)    (41,076,997)
                                                         ------------    ------------
   Total decrease in net assets                           (33,420,384)     (4,637,298)

Net Assets:
   Beginning of year                                      370,820,691     375,457,989
                                                         ------------    ------------
   End of year                                           $337,400,307    $370,820,691
                                                         ============    ============

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights--Flag Investors Class A and ISI Class Shares (For a share outstanding throughout each year)


                                                          For the Year Ended
                                                             October 31,
                                                                 1996
Per Share Operating Performance:
   Net asset value at beginning of year                        $ 10.19
                                                               -------
Income from Investment Operations:
   Net investment income                                          0.56
   Net realized and unrealized gain/(loss) on investments        (0.23)
                                                               -------
   Total from Investment Operations                               0.33
                                                               =======
Less Distributions:
   Dividends from net investment income
     and short-term gains                                        (0.65)
   Distributions in excess of net investment income              (0.04)
   Distributions from net realized long-term gains                  --
                                                               -------
   Total distributions                                           (0.69)
                                                               -------
   Net asset value at end of year                               $ 9.83
                                                               =======
Total Return(1)                                                   3.44%
Ratios to Average Daily Net Assets:
   Expenses                                                       0.81%
   Net investment income                                          5.69%
Supplemental Data:
   Net assets at end of year (000):
     Flag Investors Class A Shares                            $143,791
     ISI Class Shares                                         $193,486
   Portfolio turnover rate                                         199%
-------------
(1) Total return excludes the effect of sales charge.
(2) Distributions to shareholders include $.05 per share return of capital.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

                         For the Year Ended October 31,
--------------------------------------------------------------------------------
        1995              1994               1993               1992

    $   9.22           $  11.35           $  10.47           $  10.41
    --------           --------           --------           --------

        0.57               0.51               0.62               0.76
        1.04              (1.16)              1.12               0.05
    --------           --------           --------           --------
        1.61              (0.65)              1.74               0.81
    ========           ========           ========           ========

       (0.64)             (1.20)             (0.79)             (0.70)
          --                 --                 --                 --
          --              (0.28)             (0.07)             (0.05)
    --------           --------           --------           --------
       (0.64)             (1.48)(2)          (0.86)             (0.75)
    --------           --------           --------           --------
    $  10.19           $   9.22           $  11.35           $  10.47
    ========           ========           ========           ========
       18.09%             (6.22)%            17.33%              8.96%

        0.80%              0.77%              0.77%              0.77%
        5.94%              4.98%              5.21%              5.65%


    $164,206           $175,149           $224,790           $250,210
    $206,615           $200,309           $232,103           $207,518
         194%                68%               249%               191%

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------


Financial Highlights--Flag Investors Class B Shares
(For a share outstanding throughout the period)
                                                 For the Period June 20, 1996(1)
                                                     through October 31, 1996
--------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period                     $10.00
                                                              ------
Income from Investment Operations:
   Net investment income                                        0.22
   Net realized and unrealized loss on investments             (0.15)
                                                              ------
   Total from Investment Operations                             0.07
                                                              ======
Less Distributions:
   Dividends from net investment income
     and short-term gains                                      (0.22)
                                                              ------
   Net asset value at end of period                           $ 9.85
                                                              ======
Total Return(2)                                                 6.37%
Ratios to Average Daily Net Assets:
   Expenses                                                     1.40%(3)
   Net investment income                                        5.45%(3)
Supplemental Data:
   Net assets at end of period (000)                           $ 123
   Portfolio turnover rate                                       199%(3)
------------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Total Return U.S. Treasury Fund, Inc. (the "Fund") was organized as a Maryland Corporation on June 3, 1988 and commenced operations on August 10, 1988, consisting of ISI Total Return U.S. Treasury Fund Shares ("ISI Class") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Flag Investors Class A and the ISI Class Shares each have a different sales charge. On June 20, 1996, the Fund began offering Flag Investors Total Return U.S. Treasury Fund Class B Shares ("Flag Investors Class B"), which are not subject to a front-end sales charge but have a contingent deferred sales charge.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

     A. Security Valuation--Portfolio securities that are listed on a national securities exchange are valued on the basis of their last sale price as provided by an independent pricing source or, in the absence of recorded sales, at the average of readily available closing bid and asked prices. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

     B. Repurchase Agreements--The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1--concluded

     C. Federal Income Taxes -- No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

     D. Other -- Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, when applicable, the pro rata amortization of premiums and accretion of discounts.

     E. Dividends and Distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.


NOTE 2--Investment Advisory Fee, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") serves as the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., serves as the Fund's administrator. As compensation for its advisory services, ISI receives an annual fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: .20% of the first $100 million, .18% of the next $100 million, .16% of the next $100 million, .14% of the next $200 million and .12% of that portion in excess of $500 million. In addition, the Fund pays the investment advisor 1.5% of the Fund's gross income.

     As compensation for its administrative services, ICC receives an annual fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: .10% of the first $100 million,
 .09% of the next $100 million, .08% of the next $100 million, .07% of the next $200 million and .06% of that portion in excess of $500 million. In addition, the Fund pays the administrator .50% of the Fund's gross income.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

NOTE 2--concluded

     As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, based on the Fund's average daily net assets. ICC received $92,694 for accounting services for the year ended October 31, 1996.

     As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICC received $230,210 for transfer agent services for the year ended October 31, 1996.

     As compensation for providing distribution services, Armata Financial Corp., an affiliate of Alex. Brown &Sons Incorporated ("Alex. Brown"), receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to .25% of the average daily net assets of the ISI Class Shares. Alex. Brown receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .25% of the average daily net assets of the Flag Investors Class A Shares and .35% of the average daily net assets of the Flag Investors Class B Shares plus an additional .25% shareholder servicing fee. For the year ended October 31, 1996, distribution fees aggregated $878,283, of which $495,975, $382,235 and $73 were allocated to the ISI Class, Flag Investors Class A Shares and Flag Investors Class B Shares, respectively.

     The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through October 31, 1996 was approximately $12,337, and the accrued liability was approximately $49,608.

NOTE 3--Capital Share Transactions

     At October 31, 1996, there were 100 million shares of $.001 par value common stock authorized (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B, 500,000 Flag Investors Class D and 6.5 million undesignated). Transactions in shares of the Fund are listed on the following pages.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 3--continued



                                                      Flag Investors Class A Shares
                                                      --------------------------------
                                                         For the             For the
                                                       Year Ended          Year Ended
                                                      Oct. 31, 1996       Oct. 31, 1995
                                                      -------------       -------------
Shares sold                                                 914,108             726,425
Shares issued to shareholders on
   reinvestment of dividends                                580,880             653,526
Shares redeemed                                          (2,986,509)         (4,262,626)
                                                       ------------        ------------
Net decrease in shares outstanding                       (1,491,521)         (2,882,675)
                                                       ============        ============
Proceeds from sale of shares                           $  8,996,345        $  7,023,050
Value of reinvested dividends                             5,722,783           6,240,023
Cost of shares redeemed                                 (29,396,253)        (40,514,349)
                                                       ------------        ------------
Net decrease from capital share
   transactions                                        $(14,677,125)       $(27,251,276)
                                                       ============        ============

                                                        Flag Investors Class B Shares
                                                        ------------------------------
                                                               For the Period
                                                           June 20, 1996* through
                                                              October 31, 1996
                                                        ------------------------------
Shares sold                                                          12,460
Shares issued to shareholders on
   reinvestment of dividends                                             34
Shares redeemed                                                          --
                                                                   --------
Net increase in shares outstanding                                   12,494
                                                                   ========
Proceeds from sale of shares                                       $121,164
Value of reinvested dividends                                           322
Cost of shares redeemed                                                  --
                                                                   --------
Net increase from capital share
   transactions                                                    $121,486
                                                                   ========

-----------
*Commencement of operations.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

NOTE 3--concluded


                                                             ISI Class Shares
                                                      ---------------------------------
                                                        For the              For the
                                                       Year Ended          Year Ended
                                                      Oct. 31, 1996       Oct. 31, 1995
                                                      -------------       -------------
Shares sold                                               2,043,599           2,579,624
Shares issued to shareholders on
   reinvestment of dividends                                865,140             929,740
Shares redeemed                                          (3,510,096)         (4,961,123)
                                                       ------------        ------------
Net decrease in shares outstanding                         (601,357)         (1,451,759)
                                                       ============        ============
Proceeds from sale of shares                           $ 20,394,040        $ 24,590,536
Value of reinvested dividends                             8,518,116           8,893,813
Cost of shares redeemed                                 (34,725,846)        (47,310,070)
                                                       ------------        ------------
Net decrease from capital share
  transactions                                         $ (5,813,690)       $(13,825,721)
                                                       ============        ============

NOTE 4--Investment Transactions

     Purchases and sales of investment securities, other than short-term obligations, aggregated $648,212,760 and $650,041,643, respectively, for the year ended October 31, 1996.

     At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $75,783 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $10,125,354.

NOTE 5--Net Assets

     At October 31, 1996, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares                                $146,851,212
   Flag Investors Class B Shares                                     121,486
   ISI Class Shares                                              201,762,510
Distributions in excess of net investment income                  (1,285,330)
Unrealized depreciation of investments                           (10,049,571)
                                                                ------------
                                                                $337,400,307
                                                                ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 6--Tax Information (Unaudited)

     None of the ordinary income distributions paid monthly by the Fund during the fiscal year ended October 31, 1996, qualify for the dividends received deduction for corporations. Additionally, the Fund paid a long-term capital gains distribution of $.022787 per share October 4, 1996, to shareholders of record September 30, 1996.

     The law varies in each state as to whether dividend income attributable to federal obligations, and what percentage, is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

     Listed below are the percentages of the Fund's total assets invested in federal obligations as of the end of each quarter for the fiscal year.

Quarter Ended                                 Percentage of Federal Obligations*
-------------                                 ----------------------------------
January 31, 1996                                          95.18%
April 30, 1996                                            89.05%
July 31, 1996                                             92.94%
October 31, 1996                                          96.31%

---------------
*For purposes of this calculation, federal obligations include U.S. Treasury Notes, U. S. Treasury Bills and U.S. Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home LoanBanks and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.


     Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 1996, 86.14% was attributable to federal obligations. In calculating this percentage, Fund expenses have been allocated on a pro rata basis.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Independent Auditors' Report

The Board of Directors and Shareholders
Total Return U.S. Treasury Fund, Inc.:

     We have audited the statement of net assets of the Total Return U.S.Treasury Fund, Inc. as of October 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return U.S. Treasury Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Parsippany, New Jersey
November 22, 1996

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FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND
--------------------------------------------------------------------------------

Directors and Officers
                                EDWARD S. HYMAN
                                    Chairman

                 RICHARD T. HALE                 GARY V. FEARNOW
                  Vice Chairman                  Vice President

                 W. JAMES PRICE                    NANCY LAZAR
                  Vice Chairman                  Vice President

                JAMES J. CUNNANE               EDWARD J. VEILLEUX
                    Director                     Vice President

                 JOHN F. KROEGER                 SCOTT J. LIOTTA
                    Director                     Vice President

                  LOUIS E. LEVY                 CARRIE L. BUTLER
                    Director                     Vice President

               EUGENE J. MCDONALD               JOSEPH A. FINELLI
                    Director                        Treasurer

                   HARRY WOOLF                  EDWARD J. STOKEN
                    Director                        Secretary

                 R. ALAN MEDAUGH               LAURIE D. COLLIDGE
                    President                  Assistant Secretary

Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     This report is submitted for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.